Description of business	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Description of business	Description of business
Alcon Inc. (the "Company") and the subsidiaries it controls (collectively "Alcon") is a leading eye care company. Alcon is a multinational company specializing in the research, development, manufacturing and marketing of a broad range of eye care products within two businesses: Surgical and Vision Care. Alcon is a stock corporation organized under the laws of Switzerland, domiciled in Fribourg, Switzerland, with global headquarters located in Geneva, Switzerland.
On February 28, 2019, Novartis AG (“Novartis” or “Former Parent”) shareholders at their Annual General Meeting approved the proposed 100% spin-off of Alcon through the distribution of a dividend-in-kind of new Alcon shares to Novartis shareholders and Novartis ADR holders (the “Spin-off”), subject to completion of certain conditions precedent to the distribution. Amendment No. 6 to the Company's Registration Statement on Form 20-F filed with the Securities and Exchange Commission ("SEC") on March 22, 2019, ("2018 Form 20-F"), was declared effective by the SEC on that same day. On April 9, 2019, Novartis completed the Spin-off, which resulted in the Company becoming an independent, publicly-traded company. Each Novartis shareholder of record as of April 8, 2019 and each holder of Novartis’ ADR of record as of April 1, 2019 received one share of Alcon common stock for every five shares of Novartis common stock or Novartis ADR held. The shares of the Company are listed on the SIX Swiss Stock Exchange ("SIX") and on the New York Stock Exchange ("NYSE") under the symbol “ALC”.
The Consolidated Financial Statements of Alcon are comprised of Consolidated Balance Sheet as of December 31, 2020 and 2019 and the Consolidated Income Statement, Consolidated Statement of Comprehensive Loss, Consolidated Statement of Changes in Equity and Consolidated Statement of Cash Flows for each of the years ended December 31, 2020, 2019 and 2018.
The country of operation and percentage ownership of the legal entities with "Total assets" or "Net sales to third parties" in excess of $5 million included in the Consolidated Financial Statements are disclosed in Note 28.